Schedule of Investments (unaudited)	iShares® MSCI Emerging Markets Asia ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Cayman Islands — 0.0%
Haichang Ocean Park Holdings Ltd.(a)(b)	160,000	$66,164

China — 38.9%
360 DigiTech Inc.	10,302	161,638
360 Security Technology Inc., Class A	69,399	68,275
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	13,200	33,625
3SBio Inc.(a)	154,500	163,896
AAC Technologies Holdings Inc.(b)(c)	77,500	181,222
Advanced Micro-Fabrication Equipment Inc., Class A(b)	4,600	65,228
AECC Aero-Engine Control Co. Ltd., Class A	8,000	30,892
AECC Aviation Power Co. Ltd., Class A	18,400	119,580
Agricultural Bank of China Ltd., Class A	531,300	217,392
Agricultural Bank of China Ltd., Class H	2,805,000	937,643
Aier Eye Hospital Group Co. Ltd., Class A	46,411	180,360
Air China Ltd., Class A(b)	71,100	106,212
Air China Ltd., Class H(b)	154,000	123,952
Alibaba Group Holding Ltd.(b)	1,473,920	16,040,897
Alibaba Health Information Technology Ltd.(b)	448,000	378,180
Aluminum Corp. of China Ltd., Class A	96,000	61,461
Aluminum Corp. of China Ltd., Class H	428,000	183,041
Amlogic Shanghai Co. Ltd.(b)	2,875	31,003
Anhui Conch Cement Co. Ltd., Class A	24,300	99,019
Anhui Conch Cement Co. Ltd., Class H	121,000	440,723
Anhui Gujing Distillery Co. Ltd., Class A	3,000	102,250
Anhui Gujing Distillery Co. Ltd., Class B	8,025	117,473
ANTA Sports Products Ltd.	123,200	1,464,261
Apeloa Pharmaceutical Co. Ltd., Class A	7,700	22,685
Asymchem Laboratories Tianjin Co. Ltd., Class A	3,220	62,497
Autohome Inc., ADR	7,111	212,619
Avary Holding Shenzhen Co. Ltd., Class A	12,900	53,563
AVIC Electromechanical Systems Co. Ltd., Class A	33,200	52,551
AVIC Industry-Finance Holdings Co. Ltd., Class A	53,900	26,186
AviChina Industry & Technology Co. Ltd., Class H(c)	276,000	130,273
Baidu Inc.(b)	221,392	2,987,821
Bank of Beijing Co. Ltd., Class A	127,000	77,490
Bank of Chengdu Co. Ltd., Class A	23,300	51,050
Bank of China Ltd., Class A	258,000	115,516
Bank of China Ltd., Class H	7,869,000	2,788,764
Bank of Communications Co. Ltd., Class A	237,000	159,011
Bank of Communications Co. Ltd., Class H	847,000	479,911
Bank of Hangzhou Co. Ltd., Class A	36,800	69,398
Bank of Jiangsu Co. Ltd., Class A	90,358	95,521
Bank of Nanjing Co. Ltd., Class A	61,700	90,922
Bank of Ningbo Co. Ltd., Class A	38,500	176,831
Bank of Shanghai Co. Ltd., Class A	85,570	72,658
Baoshan Iron & Steel Co. Ltd., Class A	146,300	117,576
BBMG Corp., Class A	51,100	19,420
BeiGene Ltd., ADR(b)	4,775	914,938
Beijing Capital International Airport Co. Ltd., Class H(b)	222,000	144,024
Beijing Dabeinong Technology Group Co. Ltd., Class A(b)	40,500	53,684
Beijing Enlight Media Co. Ltd., Class A	39,800	47,059
Beijing Enterprises Holdings Ltd.	57,500	182,875
Beijing Enterprises Water Group Ltd.	442,000	118,038
Beijing Kingsoft Office Software Inc., Class A	3,400	123,915
Beijing New Building Materials PLC, Class A	10,700	40,274
Beijing Shiji Information Technology Co. Ltd., Class A	13,874	29,311
Beijing Tongrentang Co. Ltd., Class A	7,100	49,524
Security	Shares	Value

China (continued)
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	4,400	$102,179
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	246,421	173,365
Betta Pharmaceuticals Co. Ltd., Class A	5,300	38,359
Bilibili Inc.(b)	16,947	292,687
Bloomage Biotechnology Corp. Ltd.	2,244	34,825
BOC Aviation Ltd.(a)	23,100	182,915
BOE Technology Group Co. Ltd., Class A	262,400	134,326
Bosideng International Holdings Ltd.	330,000	164,427
BYD Co. Ltd., Class A	10,700	405,884
BYD Co. Ltd., Class H	83,000	2,113,162
BYD Electronic International Co. Ltd.	77,000	256,693
C&D International Investment Group Ltd.	63,000	147,762
Caitong Securities Co. Ltd., Class A	62,980	68,124
CGN Power Co. Ltd., Class H(a)	1,078,000	262,325
Changchun High & New Technology Industry Group Inc., Class A	3,400	82,021
Changjiang Securities Co. Ltd., Class A	33,800	27,103
Chaozhou Three-Circle Group Co. Ltd., Class A	19,499	84,102
Chengxin Lithium Group Co. Ltd., Class A	6,400	39,072
China Cinda Asset Management Co. Ltd., Class H	756,000	99,457
China CITIC Bank Corp. Ltd., Class H	896,000	398,418
China Coal Energy Co. Ltd., Class H	234,000	217,570
China Communications Services Corp. Ltd., Class H	278,000	95,835
China Conch Venture Holdings Ltd.	143,000	327,248
China Construction Bank Corp., Class A	92,500	73,525
China Construction Bank Corp., Class H	9,525,000	5,764,529
China CSSC Holdings Ltd., Class A	27,600	98,796
China Eastern Airlines Corp. Ltd., Class A(b)	108,472	82,778
China Energy Engineering Corp. Ltd.	194,000	67,785
China Everbright Bank Co. Ltd., Class A	249,000	105,866
China Everbright Bank Co. Ltd., Class H	312,000	93,016
China Everbright Environment Group Ltd.	324,481	150,136
China Evergrande Group(b)(d)	518,000	71,209
China Feihe Ltd.(a)	309,000	252,702
China Galaxy Securities Co. Ltd., Class A	23,100	32,520
China Galaxy Securities Co. Ltd., Class H	369,000	183,794
China Gas Holdings Ltd.	277,200	354,767
China Great Wall Securities Co. Ltd., Class A	31,500	39,346
China Hongqiao Group Ltd.	247,000	233,431
China International Capital Corp. Ltd., Class A	7,700	42,264
China International Capital Corp. Ltd., Class H(a)	148,400	279,921
China Jinmao Holdings Group Ltd.	462,000	109,431
China Jushi Co. Ltd., Class A	24,100	49,404
China Lesso Group Holdings Ltd.	130,000	159,374
China Life Insurance Co. Ltd., Class A	17,000	87,668
China Life Insurance Co. Ltd., Class H	714,000	1,094,529
China Literature Ltd.(a)(b)	29,200	106,610
China Longyuan Power Group Corp. Ltd., Class H	351,000	432,891
China Medical System Holdings Ltd.	155,000	227,019
China Meidong Auto Holdings Ltd.	62,000	118,008
China Mengniu Dairy Co. Ltd.	319,000	1,434,759
China Merchants Bank Co. Ltd., Class A	130,900	653,992
China Merchants Bank Co. Ltd., Class H	385,331	1,957,115
China Merchants Energy Shipping Co. Ltd., Class A	15,600	14,596
China Merchants Port Holdings Co. Ltd.	144,000	210,187
China Merchants Securities Co. Ltd., Class A	53,970	103,868
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	46,275	101,064
China Minsheng Banking Corp. Ltd., Class A	269,900	135,093
China Minsheng Banking Corp. Ltd., Class H	476,660	164,790

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China National Building Material Co. Ltd., Class H	408,000	$363,790
China National Chemical Engineering Co. Ltd., Class A	56,200	67,424
China National Nuclear Power Co. Ltd., Class A	123,000	109,510
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	25,800	96,470
China Oilfield Services Ltd., Class H	212,000	268,005
China Overseas Land & Investment Ltd.	386,000	1,054,755
China Overseas Property Holdings Ltd.	165,000	183,944
China Pacific Insurance Group Co. Ltd., Class A	48,600	168,995
China Pacific Insurance Group Co. Ltd., Class H	235,600	536,583
China Petroleum & Chemical Corp., Class A	216,100	139,205
China Petroleum & Chemical Corp., Class H	2,570,600	1,213,565
China Power International Development Ltd.	554,000	215,526
China Railway Group Ltd., Class A	162,496	136,192
China Railway Group Ltd., Class H	363,000	204,895
China Renewable Energy Investment Ltd.(d)	2,513	—
China Resources Beer Holdings Co. Ltd.	156,000	1,080,965
China Resources Cement Holdings Ltd.	276,000	149,816
China Resources Gas Group Ltd.	89,100	316,362
China Resources Land Ltd.	329,777	1,531,786
China Resources Microelectronics Ltd.	7,681	58,451
China Resources Mixc Lifestyle Services Ltd.(a)	62,000	296,027
China Resources Pharmaceutical Group Ltd.(a)	154,000	126,182
China Resources Power Holdings Co. Ltd.	196,000	365,368
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	7,290	61,267
China Ruyi Holdings Ltd.(b)(c)	456,000	101,797
China Shenhua Energy Co. Ltd., Class A	39,900	174,300
China Shenhua Energy Co. Ltd., Class H	339,500	1,052,264
China Southern Airlines Co. Ltd., Class A(b)	108,100	114,805
China Southern Airlines Co. Ltd., Class H(b)	156,000	93,162
China State Construction Engineering Corp. Ltd., Class A	278,340	233,613
China State Construction International Holdings Ltd.	224,000	270,487
China Taiping Insurance Holdings Co. Ltd.	124,100	127,016
China Three Gorges Renewables Group Co. Ltd., Class A	192,500	159,220
China Tourism Group Duty Free Corp. Ltd.(a)(b)	7,700	193,413
China Tourism Group Duty Free Corp. Ltd., Class A	11,800	335,681
China Tower Corp. Ltd., Class H(a)	4,158,000	449,698
China Traditional Chinese Medicine Holdings Co. Ltd.	164,000	82,227
China United Network Communications Ltd., Class A	227,900	143,136
China Vanke Co. Ltd., Class A	72,400	193,580
China Vanke Co. Ltd., Class H	154,000	319,638
China Yangtze Power Co. Ltd., Class A	145,800	439,886
China Zhenhua Group Science & Technology Co. Ltd., Class A	3,900	63,653
China Zheshang Bank Co. Ltd., Class A(b)	100,200	42,067
Chinasoft International Ltd.	304,000	262,664
Chongqing Brewery Co. Ltd., Class A	3,199	50,479
Chongqing Changan Automobile Co. Ltd., Class A	60,112	116,340
Chongqing Zhifei Biological Products Co. Ltd., Class A	11,900	154,264
CITIC Ltd.	609,000	624,327
CITIC Securities Co. Ltd., Class A	77,090	218,443
CITIC Securities Co. Ltd., Class H	193,225	389,104
CMOC Group Ltd., Class A	141,700	94,392
CMOC Group Ltd., Class H	360,000	168,653
Contemporary Amperex Technology Co. Ltd., Class A	14,100	783,022
COSCO SHIPPING Energy Transportation Co. Ltd., Class A(b)	7,300	15,933
COSCO SHIPPING Holdings Co. Ltd., Class A	77,650	140,599
COSCO SHIPPING Holdings Co. Ltd., Class H	308,950	337,897
COSCO SHIPPING Ports Ltd.	222,000	168,558
Security	Shares	Value

China (continued)
Country Garden Holdings Co. Ltd.(c)	783,828	$306,556
Country Garden Services Holdings Co. Ltd.	207,000	517,598
CRRC Corp. Ltd., Class A	221,100	168,896
CRRC Corp. Ltd., Class H	331,000	136,431
CSC Financial Co. Ltd., Class A	31,300	109,911
CSPC Pharmaceutical Group Ltd.	925,200	1,191,950
Dali Foods Group Co. Ltd.(a)	194,500	92,008
Daqin Railway Co. Ltd., Class A	89,800	87,503
Daqo New Energy Corp., ADR(b)	5,774	328,598
DHC Software Co. Ltd., Class A	55,100	46,877
Dong-E-E-Jiao Co. Ltd., Class A	8,000	44,373
Dongfang Electric Corp. Ltd., Class A	22,100	76,427
Dongfeng Motor Group Co. Ltd., Class H	316,000	178,021
Dongxing Securities Co. Ltd., Class A	53,200	62,705
Dongyue Group Ltd.	159,000	178,020
East Money Information Co. Ltd., Class A	85,115	226,981
Ecovacs Robotics Co. Ltd., Class A	3,600	37,007
ENN Energy Holdings Ltd.	77,100	1,092,588
ENN Natural Gas Co. Ltd., Class A	7,700	20,325
Eve Energy Co. Ltd., Class A	14,300	171,790
Everbright Securities Co. Ltd., Class A	30,800	70,985
Fangda Carbon New Material Co. Ltd., Class A(b)	38,940	35,826
Far East Horizon Ltd.	162,000	123,278
First Capital Securities Co. Ltd., Class A	49,800	42,624
Flat Glass Group Co. Ltd., Class A	10,700	53,851
Flat Glass Group Co. Ltd., Class H	51,000	133,771
Focus Media Information Technology Co. Ltd., Class A	97,000	83,414
Foshan Haitian Flavouring & Food Co. Ltd., Class A	25,074	251,002
Fosun International Ltd.	230,000	175,828
Founder Securities Co. Ltd., Class A	50,234	48,566
Foxconn Industrial Internet Co. Ltd., Class A	77,000	100,515
Fuyao Glass Industry Group Co. Ltd., Class A	7,700	40,821
Fuyao Glass Industry Group Co. Ltd., Class H(a)	65,600	290,877
Ganfeng Lithium Co. Ltd., Class H(a)(c)	36,880	326,351
Ganfeng Lithium Group Co. Ltd., Class A	12,420	145,356
G-Bits Network Technology Xiamen Co. Ltd., Class A	1,000	46,567
GCL-Poly Energy Holdings Ltd.(b)	2,002,000	625,389
GD Power Development Co. Ltd., Class A(b)	146,600	94,674
GDS Holdings Ltd., Class A(b)	85,068	163,137
Geely Automobile Holdings Ltd.	615,000	919,064
GEM Co. Ltd., Class A	56,200	65,667
Gemdale Corp., Class A	23,100	38,386
Genscript Biotech Corp.(b)	114,000	295,271
GF Securities Co. Ltd., Class A	51,200	117,676
GF Securities Co. Ltd., Class H	84,800	123,718
GigaDevice Semiconductor Inc., Class A	5,000	72,251
Ginlong Technologies Co. Ltd., Class A(b)	1,800	51,286
GoerTek Inc., Class A	26,200	68,170
Gotion High-tech Co. Ltd., Class A	10,600	48,804
Great Wall Motor Co. Ltd., Class A	14,900	68,580
Great Wall Motor Co. Ltd., Class H	273,000	405,409
Gree Electric Appliances Inc. of Zhuhai, Class A	23,100	106,410
Greentown China Holdings Ltd.	93,500	160,704
Greentown Service Group Co. Ltd.	162,000	111,884
Guangdong Haid Group Co. Ltd., Class A	10,500	84,471
Guangdong Investment Ltd.	316,000	291,374
Guanghui Energy Co. Ltd., Class A	48,900	74,508
Guangzhou Automobile Group Co. Ltd., Class A	30,900	54,674
Guangzhou Automobile Group Co. Ltd., Class H	316,800	229,081

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	8,600	$35,977
Guangzhou Haige Communications Group Inc. Co., Class A	30,800	38,071
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	5,000	43,825
Guangzhou Tinci Materials Technology Co. Ltd., Class A	15,400	99,920
Guosen Securities Co. Ltd., Class A	38,500	50,137
Guotai Junan Securities Co. Ltd., Class A	46,800	93,339
Guoyuan Securities Co. Ltd., Class A	38,740	38,593
H World Group Ltd., ADR	18,851	721,616
Haidilao International Holding Ltd.(a)(b)	120,000	300,840
Haier Smart Home Co. Ltd., Class A	38,500	135,443
Haier Smart Home Co. Ltd., Class H	231,000	768,804
Haitian International Holdings Ltd.	79,000	205,937
Haitong Securities Co. Ltd., Class A	85,500	108,934
Haitong Securities Co. Ltd., Class H	215,600	133,377
Hangzhou First Applied Material Co. Ltd., Class A	11,260	96,496
Hangzhou Robam Appliances Co. Ltd., Class A	7,100	26,475
Hangzhou Silan Microelectronics Co. Ltd., Class A	12,400	65,038
Hangzhou Tigermed Consulting Co. Ltd., Class A	6,600	84,257
Hangzhou Tigermed Consulting Co. Ltd., Class H(a)	7,700	73,732
Hansoh Pharmaceutical Group Co. Ltd.(a)	116,000	220,213
Henan Shuanghui Investment & Development Co. Ltd., Class A	25,356	91,414
Hengan International Group Co. Ltd.	64,500	297,309
Hengli Petrochemical Co. Ltd., Class A	46,200	110,751
Hengyi Petrochemical Co. Ltd., Class A	46,290	47,436
Hesteel Co. Ltd., Class A	90,900	31,730
Hithink RoyalFlush Information Network Co. Ltd., Class A	6,000	86,752
Hongfa Technology Co. Ltd., Class A	13,540	67,000
Hopson Development Holdings Ltd.	6,539	7,448
Hoshine Silicon Industry Co. Ltd., Class A	3,700	47,507
Hua Hong Semiconductor Ltd.(a)(b)	72,000	253,980
Huadian Power International Corp. Ltd., Class A	48,600	40,875
Huadong Medicine Co. Ltd., Class A	15,572	91,620
Hualan Biological Engineering Inc., Class A	7,700	22,358
Huaneng Power International Inc., Class A(b)	78,000	86,376
Huaneng Power International Inc., Class H(b)	340,000	158,095
Huatai Securities Co. Ltd., Class A	45,600	85,135
Huatai Securities Co. Ltd., Class H(a)	141,000	163,846
Huaxi Securities Co. Ltd., Class A	53,600	65,435
Huaxia Bank Co. Ltd., Class A	77,100	57,503
Huayu Automotive Systems Co. Ltd., Class A	26,000	68,690
Huizhou Desay Sv Automotive Co. Ltd., Class A	4,100	64,951
Hunan Valin Steel Co. Ltd., Class A	60,700	41,767
Hundsun Technologies Inc., Class A	10,475	59,915
Hutchmed China Ltd., ADR(b)	303	3,675
Hygeia Healthcare Holdings Co. Ltd.(a)(b)	38,200	244,833
Iflytek Co. Ltd., Class A	18,900	87,321
Imeik Technology Development Co. Ltd., Class A	1,500	103,206
Industrial & Commercial Bank of China Ltd., Class A	392,300	239,708
Industrial & Commercial Bank of China Ltd., Class H	5,557,000	2,785,160
Industrial Bank Co. Ltd., Class A	130,900	330,784
Industrial Securities Co. Ltd., Class A(b)	91,840	79,742
Ingenic Semiconductor Co. Ltd., Class A	3,600	40,904
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	323,400	91,854
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	72,300	43,308
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	37,900	155,572
Inner Mongolia Yitai Coal Co. Ltd., Class B	123,200	182,822
Security	Shares	Value

China (continued)
Innovent Biologics Inc.(a)(b)	109,000	$440,177
iQIYI Inc., ADR(b)(c)	34,189	101,541
JA Solar Technology Co. Ltd., Class A	17,420	145,965
JCET Group Co. Ltd., Class A	11,400	40,849
JD Health International Inc.(a)(b)(c)	110,450	992,349
JD.com Inc., Class A	214,794	6,131,890
Jiangsu Eastern Shenghong Co. Ltd., Class A	31,500	59,958
Jiangsu Expressway Co. Ltd., Class H	150,000	135,132
Jiangsu Hengli Hydraulic Co. Ltd., Class A	11,520	108,119
Jiangsu Hengrui Medicine Co. Ltd., Class A	41,876	238,067
Jiangsu King’s Luck Brewery JSC Ltd., Class A	7,800	46,776
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	10,203	207,044
Jiangsu Yangnong Chemical Co. Ltd., Class A	2,300	34,708
Jiangsu Zhongtian Technology Co. Ltd., Class A	24,800	59,421
Jiangxi Copper Co. Ltd., Class A	29,000	72,296
Jiangxi Copper Co. Ltd., Class H	93,000	136,129
JiuGui Liquor Co. Ltd., Class A	2,400	40,913
Jiumaojiu International Holdings Ltd.(a)(c)	81,000	207,990
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	31,329	54,379
Jointown Pharmaceutical Group Co. Ltd., Class A	25,300	48,574
JOYY Inc., ADR.	4,517	137,588
Kanzhun Ltd., ADR(b)(c)	17,633	331,853
KE Holdings Inc., ADR(b)	66,097	1,118,361
Kingboard Holdings Ltd.	77,000	254,904
Kingboard Laminates Holdings Ltd.	78,000	82,358
Kingdee International Software Group Co. Ltd.(b)	270,000	455,630
Kingsoft Corp. Ltd.	95,000	303,547
Koolearn Technology Holding Ltd.(a)(b)	38,500	202,088
Kuaishou Technology(a)(b)	173,400	1,306,447
Kunlun Energy Co. Ltd.	416,000	322,752
Kweichow Moutai Co. Ltd., Class A	7,718	1,763,133
LB Group Co. Ltd., Class A	21,900	56,035
Legend Biotech Corp., ADR(b)	4,777	246,063
Lenovo Group Ltd.(c)	760,000	649,075
Lens Technology Co. Ltd., Class A	46,300	70,598
Lepu Medical Technology Beijing Co. Ltd., Class A	20,700	66,917
Li Auto Inc., ADR(b)	54,824	1,206,128
Li Ning Co. Ltd.	236,500	1,900,632
Longfor Group Holdings Ltd.(a)(c)	189,500	577,366
LONGi Green Energy Technology Co. Ltd., Class A	38,756	254,853
Lufax Holding Ltd., ADR.	68,761	127,895
Luxshare Precision Industry Co. Ltd., Class A	46,341	207,613
Luzhou Laojiao Co. Ltd., Class A	9,800	262,550
Mango Excellent Media Co. Ltd., Class A	14,800	53,401
Maxscend Microelectronics Co. Ltd., Class A	5,120	84,662
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(b)	44,684	34,025
Meituan, Class B(a)(b)	439,500	9,474,324
Metallurgical Corp. of China Ltd., Class A	161,700	76,789
Microport Scientific Corp.(b)(c)	68,800	165,334
Ming Yang Smart Energy Group Ltd., Class A	13,800	52,797
Minth Group Ltd.	76,000	206,848
Montage Technology Co. Ltd., Class A	8,400	81,028
Muyuan Foods Co. Ltd., Class A	35,211	241,065
NARI Technology Co. Ltd., Class A	40,828	155,070
National Silicon Industry Group Co. Ltd., Class A(b)	15,400	42,476
NAURA Technology Group Co. Ltd., Class A	3,400	109,649
NavInfo Co. Ltd., Class A	28,027	47,394
NetEase Inc.	192,600	2,784,732
New China Life Insurance Co. Ltd., Class A	15,400	62,911
New China Life Insurance Co. Ltd., Class H	66,900	157,038

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
New Hope Liuhe Co. Ltd., Class A(b)	37,300	$72,351
New Oriental Education & Technology Group Inc.(b)	154,160	442,884
Nine Dragons Paper Holdings Ltd.	154,000	123,070
Ninestar Corp., Class A	16,400	126,288
Ningbo Deye Technology Co. Ltd., NVS	1,500	77,784
Ningbo Orient Wires & Cables Co. Ltd.	7,700	77,541
Ningbo Ronbay New Energy Technology Co. Ltd.	4,496	49,687
Ningbo Shanshan Co. Ltd.	14,100	38,995
Ningbo Tuopu Group Co. Ltd., Class A	8,200	79,605
Ningxia Baofeng Energy Group Co. Ltd., Class A	37,900	71,661
NIO Inc., ADR(b)(c)	136,195	1,740,572
Nongfu Spring Co. Ltd., Class H(a)	182,400	1,064,576
OFILM Group Co. Ltd., Class A(b)	41,200	30,037
Oppein Home Group Inc., Class A	3,800	59,020
Orient Overseas International Ltd.	14,500	275,519
Orient Securities Co. Ltd., Class A	61,644	78,637
Ovctek China Inc., Class A	7,900	35,839
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(b)	23,100	17,735
People’s Insurance Co. Group of China Ltd. (The), Class A	23,100	17,768
People’s Insurance Co. Group of China Ltd. (The), Class H	773,000	260,867
Perfect World Co. Ltd., Class A	15,996	31,342
PetroChina Co. Ltd., Class A	130,900	97,844
PetroChina Co. Ltd., Class H	2,038,000	927,355
Pharmaron Beijing Co. Ltd., Class A	8,600	79,638
Pharmaron Beijing Co. Ltd., Class H(a)	15,400	87,539
PICC Property & Casualty Co. Ltd., Class H	704,740	713,977
Pinduoduo Inc., ADR(b)(c)	50,401	4,134,898
Ping An Bank Co. Ltd., Class A	121,436	226,610
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	48,800	124,052
Ping An Insurance Group Co. of China Ltd., Class A	61,600	396,039
Ping An Insurance Group Co. of China Ltd., Class H	637,000	3,932,840
Poly Developments and Holdings Group Co. Ltd., Class A	80,800	190,873
Pop Mart International Group Ltd.(a)(c)	53,400	121,421
Postal Savings Bank of China Co. Ltd., Class A	184,800	117,700
Postal Savings Bank of China Co. Ltd., Class H(a)	716,000	433,018
Power Construction Corp. of China Ltd., Class A	108,200	118,144
Pylon Technologies Co. Ltd., NVS	780	36,487
Qinghai Salt Lake Industry Co. Ltd., Class A(b)	31,000	112,460
Rongsheng Petrochemical Co. Ltd., Class A	74,828	132,433
SAIC Motor Corp. Ltd., Class A	54,922	119,079
Sany Heavy Equipment International Holdings Co. Ltd.	140,000	149,843
Sany Heavy Industry Co. Ltd., Class A	61,600	139,870
Satellite Chemical Co. Ltd., Class A	22,412	46,657
SDIC Power Holdings Co. Ltd., Class A	62,309	97,573
Seazen Holdings Co. Ltd., Class A(b)	17,900	58,522
SF Holding Co. Ltd., Class A	31,100	236,582
SG Micro Corp., Class A	2,700	68,509
Shaanxi Coal Industry Co. Ltd., Class A	69,373	199,741
Shan Xi Hua Yang Group New Energy Co. Ltd.	7,700	18,457
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	7,853	25,366
Shandong Gold Mining Co. Ltd., Class A	30,960	90,284
Shandong Gold Mining Co. Ltd., Class H(a)(c)	57,750	113,722
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	13,900	66,001
Shandong Linglong Tyre Co. Ltd., Class A	14,705	42,158
Shandong Nanshan Aluminum Co. Ltd., Class A	115,600	57,833
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	238,800	350,029
Shanghai Baosight Software Co. Ltd., Class A	9,550	53,654
Shanghai Baosight Software Co. Ltd., Class B	54,180	163,554
Security	Shares	Value

China (continued)
Shanghai Electric Group Co. Ltd., Class A(b)	139,100	$83,962
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	15,400	81,958
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	51,000	170,456
Shanghai Fudan Microelectronics Group Co. Ltd., Class H	35,000	163,328
Shanghai International Airport Co. Ltd., Class A(b)	8,400	66,757
Shanghai International Port Group Co. Ltd., Class A	90,000	69,881
Shanghai Jinjiang International Hotels Co. Ltd., Class A	8,556	67,871
Shanghai Junshi Biosciences Co. Ltd., Class A(b)	5,200	49,117
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	130,816	105,170
Shanghai M&G Stationery Inc., Class A	6,900	46,940
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	23,100	63,653
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	64,000	106,719
Shanghai Pudong Development Bank Co. Ltd., Class A	192,000	197,143
Shanghai Putailai New Energy Technology Co. Ltd., Class A	8,500	67,667
Shanghai Rural Commercial Bank Co. Ltd.	18,300	15,349
Shanxi Coking Coal Energy Group Co. Ltd., Class A	23,280	44,048
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	30,800	83,937
Shanxi Meijin Energy Co. Ltd., Class A	26,300	37,095
Shanxi Securities Co. Ltd., Class A	69,830	55,573
Shanxi Taigang Stainless Steel Co. Ltd., Class A	52,900	34,110
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	8,220	300,488
Shennan Circuits Co. Ltd., Class A	3,800	41,134
Shenwan Hongyuan Group Co. Ltd., Class A	174,700	102,995
Shenzhen Dynanonic Co. Ltd.	1,200	38,868
Shenzhen Energy Group Co. Ltd., Class A	39,320	34,511
Shenzhen Inovance Technology Co. Ltd., Class A	15,850	159,766
Shenzhen International Holdings Ltd.	115,500	107,002
Shenzhen Kangtai Biological Products Co. Ltd., Class A	8,820	43,496
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	7,900	367,628
Shenzhen Overseas Chinese Town Co. Ltd., Class A	69,300	57,963
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	7,700	37,918
Shenzhen Transsion Holding Co. Ltd., Class A	4,668	51,768
Shenzhou International Group Holdings Ltd.	79,200	715,026
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	12,120	78,035
Shimao Group Holdings Ltd.(b)(d)	151,000	35,082
Sichuan Chuantou Energy Co. Ltd., Class A	43,900	74,545
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	16,500	55,532
Sichuan Road & Bridge Co. Ltd., Class A	29,900	49,870
Sichuan Swellfun Co. Ltd., Class A	3,700	33,038
Sino Biopharmaceutical Ltd.	1,003,250	593,911
Sinolink Securities Co. Ltd., Class A	37,600	48,532
Sinopharm Group Co. Ltd., Class H	136,800	324,546
Smoore International Holdings Ltd.(a)(c)	183,000	286,682
Songcheng Performance Development Co. Ltd., Class A	27,500	56,240
SooChow Securities Co. Ltd., Class A	46,436	45,834
StarPower Semiconductor Ltd., Class A	1,300	63,106
Sunac China Holdings Ltd.(b)(c)(d)	432,000	89,216
Sungrow Power Supply Co. Ltd., Class A	10,600	176,268
Sunny Optical Technology Group Co. Ltd.	68,800	819,054
Sunwoda Electronic Co. Ltd., Class A	16,600	58,162
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	19,200	71,256
Suzhou Maxwell Technologies Co. Ltd., Class A	1,300	79,805
SuZhou TA&A Ultra Clean Technology Co. Ltd., Class A	4,200	36,813
TAL Education Group, ADR(b)	41,965	250,531
TBEA Co. Ltd., Class A	29,800	91,915
TCL Technology Group Corp., Class A	123,700	71,259

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	20,300	$121,272
Tencent Holdings Ltd.	621,500	23,502,827
Tencent Music Entertainment Group, ADR(b)	70,255	492,488
Thunder Software Technology Co. Ltd., Class A	3,200	52,721
Tianma Microelectronics Co. Ltd., Class A	15,400	20,159
Tianqi Lithium Corp., Class A(b)	8,800	114,933
Tingyi Cayman Islands Holding Corp.	210,000	343,465
Toly Bread Co. Ltd., Class A	23,652	44,073
Tongcheng Travel Holdings Ltd.(b)(c)	115,200	250,827
Tongling Nonferrous Metals Group Co. Ltd., Class A	107,800	45,421
Tongwei Co. Ltd., Class A	31,100	192,582
Topsports International Holdings Ltd.(a)	166,000	106,595
TravelSky Technology Ltd., Class H	95,000	193,019
Trina Solar Co. Ltd.	15,400	142,496
Trip.com Group Ltd., ADR(b)	53,998	1,725,236
Tsingtao Brewery Co. Ltd., Class A	7,700	111,509
Tsingtao Brewery Co. Ltd., Class H	68,000	643,724
Unigroup Guoxin Microelectronics Co. Ltd., Class A	6,159	115,900
Uni-President China Holdings Ltd.	165,000	144,830
Unisplendour Corp. Ltd., Class A	23,180	62,747
Vinda International Holdings Ltd.	48,000	124,961
Vipshop Holdings Ltd., ADR(b)	41,036	457,551
Walvax Biotechnology Co. Ltd., Class A	12,700	77,123
Wanhua Chemical Group Co. Ltd., Class A	18,900	241,397
Want Want China Holdings Ltd.	462,000	313,607
Weibo Corp., ADR(b)	4,801	76,528
Weichai Power Co. Ltd., Class A	61,724	94,820
Weichai Power Co. Ltd., Class H	192,200	255,724
Wens Foodstuffs Group Co. Ltd., Class A	46,560	119,154
Western Securities Co. Ltd., Class A	27,800	25,430
Will Semiconductor Co. Ltd. Shanghai, Class A	9,030	105,429
Wingtech Technology Co. Ltd., Class A	10,400	82,258
Wuhan Guide Infrared Co. Ltd., Class A	27,289	45,615
Wuliangye Yibin Co. Ltd., Class A	23,600	532,257
WuXi AppTec Co. Ltd., Class A	15,404	173,214
WuXi AppTec Co. Ltd., Class H(a)	37,296	376,070
Wuxi Biologics Cayman Inc., New(a)(b)	363,000	2,379,004
XCMG Construction Machinery Co. Ltd., Class A	100,200	75,431
Xiamen C & D Inc., Class A	17,700	39,342
Xiamen Faratronic Co. Ltd.	1,700	38,454
Xiaomi Corp., Class B(a)(b)	1,494,800	2,025,391
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	23,202	38,278
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	87,162	94,469
Xinyi Solar Holdings Ltd.	504,000	591,383
XPeng Inc., ADR(b)	42,126	455,382
Xtep International Holdings Ltd.	115,500	132,760
Yadea Group Holdings Ltd.(a)	122,000	231,457
Yankuang Energy Group Co. Ltd., Class A	16,000	92,794
Yankuang Energy Group Co. Ltd., Class H	160,000	537,232
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	10,700	47,894
Yealink Network Technology Corp. Ltd., Class A	6,700	60,832
Yifeng Pharmacy Chain Co. Ltd., Class A	7,700	71,138
Yihai International Holding Ltd.(c)	55,000	173,050
Yihai Kerry Arawana Holdings Co. Ltd., Class A	8,900	52,469
Yintai Gold Co. Ltd., Class A	7,700	15,626
YongXing Special Materials Technology Co. Ltd., Class A	3,000	45,435
Yonyou Network Technology Co. Ltd., Class A	23,118	75,805
Youngy Co. Ltd.(b)	1,900	33,596
YTO Express Group Co. Ltd., Class A	21,800	60,297
Security	Shares	Value

China (continued)
Yuexiu Property Co. Ltd.	154,600	$196,217
Yum China Holdings Inc.	41,790	2,303,465
Yunda Holding Co. Ltd., Class A	26,780	47,006
Yunnan Baiyao Group Co. Ltd., Class A	14,480	116,830
Yunnan Botanee Bio-Technology Group Co. Ltd.	2,100	38,137
Yunnan Energy New Material Co. Ltd., Class A	5,600	100,097
Zai Lab Ltd., ADR(b)	8,624	332,541
Zangge Mining Co. Ltd.	6,000	26,209
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	3,800	138,451
Zhaojin Mining Industry Co. Ltd., Class H(b)	115,500	129,143
Zhejiang Chint Electrics Co. Ltd., Class A	16,600	68,271
Zhejiang Dahua Technology Co. Ltd., Class A	34,200	58,202
Zhejiang Expressway Co. Ltd., Class H	186,000	138,897
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	9,300	26,792
Zhejiang Huayou Cobalt Co. Ltd., Class A	12,020	107,811
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	7,700	71,265
Zhejiang Juhua Co. Ltd., Class A	7,700	18,413
Zhejiang NHU Co. Ltd., Class A	15,860	44,656
Zhejiang Supcon Technology Co. Ltd.	5,886	75,955
Zheshang Securities Co. Ltd., Class A	7,700	11,681
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	69,300	181,528
Zhongsheng Group Holdings Ltd.	64,500	332,743
Zhongtai Securities Co. Ltd.	23,100	22,587
Zhuzhou CRRC Times Electric Co. Ltd.	59,700	277,380
Zijin Mining Group Co. Ltd., Class A	123,200	173,929
Zijin Mining Group Co. Ltd., Class H(c)	616,000	817,595
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	88,100	73,443
ZTE Corp., Class A	23,100	81,286
ZTE Corp., Class H	69,760	152,829
ZTO Express Cayman Inc., ADR	41,368	1,037,096
		196,803,973
Hong Kong — 0.1%
Chow Tai Fook Jewellery Group Ltd.	184,800	323,183

India — 19.1%
ABB India Ltd.	5,313	195,769
ACC Ltd.	7,411	234,184
Adani Enterprises Ltd.	28,295	1,368,540
Adani Green Energy Ltd.(b)	31,442	824,503
Adani Ports & Special Economic Zone Ltd.	52,129	567,186
Adani Power Ltd.(b)	76,845	315,596
Adani Total Gas Ltd.	27,063	1,218,267
Adani Transmission Ltd.(b)	27,678	997,598
Ambuja Cements Ltd.	61,986	436,843
Apollo Hospitals Enterprise Ltd.	10,010	584,078
Asian Paints Ltd.	38,481	1,502,043
AU Small Finance Bank Ltd.(a)	15,418	122,168
Aurobindo Pharma Ltd.	24,250	140,101
Avenue Supermarts Ltd.(a)(b)	15,847	788,568
Axis Bank Ltd.	226,887	2,522,123
Bajaj Auto Ltd.	6,854	316,191
Bajaj Finance Ltd.	27,298	2,269,202
Bajaj Finserv Ltd.	39,868	803,331
Bajaj Holdings & Investment Ltd.	2,120	163,874
Balkrishna Industries Ltd.	8,181	206,052
Bandhan Bank Ltd.(a)(b)	69,691	204,756
Berger Paints India Ltd.	24,785	189,856
Bharat Electronics Ltd.	368,424	478,482
Bharat Forge Ltd.	25,577	271,252

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Bharat Petroleum Corp. Ltd.	82,159	$345,336
Bharti Airtel Ltd.	219,326	2,292,018
Biocon Ltd.	44,216	154,042
Britannia Industries Ltd.	10,939	587,202
Cholamandalam Investment and Finance Co. Ltd.	42,194	372,397
Cipla Ltd.	47,124	662,972
Coal India Ltd.	156,069	439,787
Colgate-Palmolive India Ltd.	11,242	225,473
Container Corp. of India Ltd.	27,412	261,374
Dabur India Ltd.	60,019	435,342
Divi’s Laboratories Ltd.	13,123	551,422
DLF Ltd.	60,466	300,741
Dr. Reddy’s Laboratories Ltd.	11,350	627,677
Eicher Motors Ltd.	13,637	584,881
GAIL India Ltd.	233,075	273,228
Godrej Consumer Products Ltd.(b)	40,813	443,638
Godrej Properties Ltd.(b)	12,823	207,226
Grasim Industries Ltd.	26,893	582,164
Havells India Ltd.	25,644	396,376
HCL Technologies Ltd.	105,800	1,468,565
HDFC Life Insurance Co. Ltd.(a)	94,408	686,871
Hero MotoCorp Ltd.	10,742	377,860
Hindalco Industries Ltd.	137,984	774,100
Hindustan Petroleum Corp. Ltd.	64,372	189,975
Hindustan Unilever Ltd.	81,907	2,705,963
Housing Development Finance Corp. Ltd.	171,973	5,716,378
ICICI Bank Ltd.	514,361	6,026,568
ICICI Lombard General Insurance Co. Ltd.(a)	23,491	350,780
ICICI Prudential Life Insurance Co. Ltd.(a)	37,655	220,880
Indian Hotels Co. Ltd. (The)	84,238	332,716
Indian Oil Corp. Ltd.	247,560	234,251
Indian Railway Catering & Tourism Corp. Ltd.	26,026	236,292
Indraprastha Gas Ltd.	28,916	157,357
Indus Towers Ltd.	62,812	155,081
Info Edge India Ltd.	7,335	363,593
Infosys Ltd.	334,413	6,797,249
InterGlobe Aviation Ltd.(a)(b)	9,564	228,133
ITC Ltd.	295,499	1,237,883
Jindal Steel & Power Ltd.	41,429	275,377
JSW Steel Ltd.	72,226	663,361
Jubilant Foodworks Ltd.	39,658	268,570
Kotak Mahindra Bank Ltd.	55,367	1,327,781
Larsen & Toubro Infotech Ltd.(a)	5,236	314,946
Larsen & Toubro Infotech Ltd., NVS	4,231	251,390
Larsen & Toubro Ltd.	68,311	1,745,876
Lupin Ltd.	18,980	178,993
Mahindra & Mahindra Ltd.	87,023	1,399,929
Marico Ltd.	49,265	307,519
Maruti Suzuki India Ltd.	12,012	1,328,170
Mphasis Ltd.	7,860	196,990
MRF Ltd.	173	199,581
Muthoot Finance Ltd.	12,663	168,754
Nestle India Ltd.	3,371	837,060
NTPC Ltd.	391,466	829,452
Oil & Natural Gas Corp. Ltd.	243,320	426,336
Page Industries Ltd.	657	383,928
Petronet LNG Ltd.	74,434	195,224
PI Industries Ltd.	8,294	357,969
Pidilite Industries Ltd.	15,797	534,829
Power Grid Corp. of India Ltd.	312,698	862,769
Security	Shares	Value

India (continued)
Reliance Industries Ltd.	302,054	$10,160,342
Samvardhana Motherson International Ltd.	193,924	179,577
SBI Cards & Payment Services Ltd.	22,941	233,393
SBI Life Insurance Co. Ltd.(a)	45,302	714,660
Shree Cement Ltd.	1,007	296,554
Shriram Transport Finance Co. Ltd.	24,332	405,006
Siemens Ltd.	7,331	250,743
SRF Ltd.	14,599	426,371
State Bank of India.	178,794	1,328,930
Sun Pharmaceutical Industries Ltd.	94,351	1,216,664
Tata Consultancy Services Ltd.	89,914	3,775,981
Tata Consumer Products Ltd.	56,211	566,229
Tata Elxsi Ltd.	3,465	302,092
Tata Motors Ltd.(b)	164,879	898,910
Tata Power Co. Ltd. (The)	145,536	404,330
Tata Steel Ltd.	726,807	972,868
Tech Mahindra Ltd.	56,785	757,788
Titan Co. Ltd.	35,146	1,153,470
Torrent Pharmaceuticals Ltd.	9,630	196,733
Trent Ltd.	20,329	369,396
Tube Investments of India Ltd.	9,783	332,924
TVS Motor Co. Ltd.	21,017	270,506
UltraTech Cement Ltd.	10,154	884,941
United Spirits Ltd.(b)	28,024	322,441
UPL Ltd.	48,260	470,197
Varun Beverages Ltd.	18,433	282,879
Vedanta Ltd.	76,822	290,422
Wipro Ltd.	133,630	676,931
Yes Bank Ltd.(b)	1,139,094	240,806
Zomato Ltd.(b)	283,142	230,609
		96,391,851
Indonesia — 2.5%
Adaro Energy Indonesia Tbk PT	1,409,200	348,737
Aneka Tambang Tbk	901,200	114,772
Astra International Tbk PT	2,032,800	786,488
Bank Central Asia Tbk PT	5,490,100	3,261,551
Bank Jago Tbk PT(b)	401,300	117,829
Bank Mandiri Persero Tbk PT	1,846,300	1,245,443
Bank Negara Indonesia Persero Tbk PT	732,900	464,285
Bank Rakyat Indonesia Persero Tbk PT	6,714,577	2,135,993
Barito Pacific Tbk PT	3,180,100	160,224
Charoen Pokphand Indonesia Tbk PT	668,800	242,750
Indah Kiat Pulp & Paper Tbk PT	317,300	202,825
Indofood CBP Sukses Makmur Tbk PT	208,000	133,538
Indofood Sukses Makmur Tbk PT	382,000	156,860
Kalbe Farma Tbk PT	2,027,700	267,655
Merdeka Copper Gold Tbk PT(b)	1,284,866	342,016
Sarana Menara Nusantara Tbk PT	1,968,100	141,855
Semen Indonesia Persero Tbk PT	313,500	152,156
Sumber Alfaria Trijaya Tbk PT	1,647,800	324,889
Telkom Indonesia Persero Tbk PT	4,912,600	1,267,327
Unilever Indonesia Tbk PT	763,400	233,332
United Tractors Tbk PT	168,000	330,446
Vale Indonesia Tbk PT(b)	270,100	127,955
		12,558,926
Malaysia — 1.9%
AMMB Holdings Bhd	204,900	192,879
Axiata Group Bhd	273,200	200,710
CIMB Group Holdings Bhd	675,200	883,157
Dialog Group Bhd	361,578	185,726

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
DiGi.Com Bhd	315,800	$285,118
Genting Bhd	210,400	210,630
Genting Malaysia Bhd	304,500	183,701
HAP Seng Consolidated Bhd	89,800	134,268
Hartalega Holdings Bhd	111,500	43,617
Hong Leong Bank Bhd	62,800	295,147
Hong Leong Financial Group Bhd	30,800	128,523
IHH Healthcare Bhd	182,500	238,735
Inari Amertron Bhd	262,000	159,197
IOI Corp. Bhd	254,300	219,195
Kuala Lumpur Kepong Bhd	50,300	236,770
Malayan Banking Bhd	473,900	921,118
Malaysia Airports Holdings Bhd(b)	77,056	111,753
Maxis Bhd	239,300	207,390
MISC Bhd	103,800	168,591
MR DIY Group M Bhd(a)	254,100	120,420
Nestle Malaysia Bhd	7,800	243,602
Petronas Chemicals Group Bhd(c)	250,400	482,536
Petronas Dagangan Bhd	35,100	187,674
Petronas Gas Bhd	74,000	279,528
PPB Group Bhd	61,680	239,077
Press Metal Aluminium Holdings Bhd	393,000	431,802
Public Bank Bhd	1,423,450	1,443,619
QL Resources Bhd	108,650	136,072
RHB Bank Bhd	137,262	173,876
Sime Darby Bhd	242,400	117,590
Sime Darby Plantation Bhd	202,900	194,621
Telekom Malaysia Bhd	136,800	172,917
Tenaga Nasional Bhd	227,900	483,378
Top Glove Corp. Bhd(c)	430,400	84,725
		9,797,662
Philippines — 1.0%
Aboitiz Equity Ventures Inc.	166,900	177,833
ACEN Corp.	925,640	116,821
Ayala Corp.	25,020	310,670
Ayala Land Inc.	741,960	419,606
Bank of the Philippine Islands	161,702	303,811
BDO Unibank Inc.	205,379	475,353
Globe Telecom Inc.	2,976	121,466
GT Capital Holdings Inc.	170	1,325
International Container Terminal Services Inc.	103,640	377,353
JG Summit Holdings Inc.	318,725	279,727
Jollibee Foods Corp.	43,270	188,164
Manila Electric Co.	23,420	116,140
Metro Pacific Investments Corp.	2,000	122
Metropolitan Bank & Trust Co.	197,532	201,282
Monde Nissin Corp.(a)	622,200	139,339
PLDT Inc.	8,345	259,457
SM Investments Corp.	25,084	418,901
SM Prime Holdings Inc.	1,085,850	703,903
Universal Robina Corp.	93,130	219,408
		4,830,681
South Korea — 14.4%
Alteogen Inc.(b)	195	5,546
Amorepacific Corp.	2,777	279,568
AMOREPACIFIC Group	738	17,939
BGF retail Co. Ltd.	850	133,397
Celltrion Healthcare Co. Ltd.	8,486	425,952
Celltrion Inc.	9,933	1,346,565
Celltrion Pharm Inc.(b)	1,771	90,883
Security	Shares	Value

South Korea (continued)
Cheil Worldwide Inc.	8,118	$150,571
CJ CheilJedang Corp.	889	268,140
CJ Corp.	1,466	86,152
CJ ENM Co. Ltd.	156	10,072
CJ Logistics Corp.(b)	109	7,395
Coway Co. Ltd.	6,034	265,658
DB Insurance Co. Ltd.	4,370	207,713
Doosan Bobcat Inc.	5,103	139,679
Doosan Enerbility Co. Ltd.(b)	40,271	521,821
Ecopro BM Co. Ltd.(c)	4,854	430,109
E-MART Inc.	1,956	138,360
F&F Co. Ltd./New.	1,774	207,104
GS Engineering & Construction Corp.	117	2,116
GS Holdings Corp.	4,975	184,916
Hana Financial Group Inc.	29,234	999,863
Hankook Tire & Technology Co. Ltd.	7,588	198,176
Hanmi Pharm Co. Ltd.	746	149,153
Hanon Systems(c)	18,481	123,682
Hanwha Solutions Corp.(b)	11,491	454,837
HD Hyundai Co. Ltd.	5,013	247,868
HLB Inc.(b)(c)	9,858	248,219
HMM Co. Ltd.	26,510	456,876
Hotel Shilla Co. Ltd.	3,468	194,888
HYBE Co. Ltd.(b)	1,600	177,419
Hyundai Engineering & Construction Co. Ltd.	7,170	226,639
Hyundai Glovis Co. Ltd.	1,823	247,306
Hyundai Heavy Industries Co. Ltd.(b)	1,925	176,333
Hyundai Mipo Dockyard Co. Ltd.(b)	2,464	161,607
Hyundai Mobis Co. Ltd.	6,181	1,011,697
Hyundai Motor Co.	13,893	1,809,991
Hyundai Steel Co.	8,651	226,352
Iljin Materials Co. Ltd.	2,157	103,445
Industrial Bank of Korea	25,067	214,565
Kakao Corp.	31,055	1,362,582
Kakao Games Corp.(b)	3,650	123,692
KakaoBank Corp.(b)	13,123	254,598
Kangwon Land Inc.(b)	9,685	186,118
KB Financial Group Inc.	38,454	1,526,921
Kia Corp.	25,813	1,359,413
Korea Aerospace Industries Ltd.	7,538	279,941
Korea Electric Power Corp.(b)	25,394	402,630
Korea Investment Holdings Co. Ltd.	3,737	166,116
Korea Shipbuilding & Offshore Engineering Co. Ltd.(b)	4,442	267,427
Korea Zinc Co. Ltd.	950	459,276
Korean Air Lines Co. Ltd.(b)	16,966	332,855
Krafton Inc.(b)	2,723	479,269
KT&G Corp.	10,323	783,300
Kumho Petrochemical Co. Ltd.	2,053	236,153
L&F Co. Ltd.(b)	2,423	417,811
LG Chem Ltd.	4,919	2,807,921
LG Corp.	9,498	612,531
LG Display Co. Ltd.	21,786	243,131
LG Electronics Inc.	10,566	797,306
LG Energy Solution(b)	2,985	1,350,316
LG H&H Co. Ltd.	898	453,166
LG Innotek Co. Ltd.	1,446	348,627
LG Uplus Corp.	19,635	181,511
Lotte Chemical Corp.	2,079	293,496
Lotte Shopping Co. Ltd.	1,252	81,373
Meritz Fire & Marine Insurance Co. Ltd.	3,773	133,350

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Meritz Securities Co. Ltd.(c)	30,134	$135,548
Mirae Asset Securities Co. Ltd.	25,643	130,875
NAVER Corp.	13,094	1,903,391
NCSoft Corp.	1,633	591,565
Netmarble Corp.(a)	2,265	85,176
NH Investment & Securities Co. Ltd.	15,696	115,844
Orion Corp./Republic of Korea	2,449	219,914
Pan Ocean Co. Ltd.	22,550	93,808
Pearl Abyss Corp.(b)	3,024	101,850
POSCO Chemical Co. Ltd.	2,790	471,254
POSCO Holdings Inc.	7,896	1,807,395
S-1 Corp.	2,316	113,280
Samsung Biologics Co. Ltd.(a)(b)	1,777	1,208,605
Samsung C&T Corp.	8,396	787,610
Samsung Electro-Mechanics Co. Ltd.	5,316	581,931
Samsung Electronics Co. Ltd.	475,398	22,842,376
Samsung Engineering Co. Ltd.(b)	16,114	304,653
Samsung Fire & Marine Insurance Co. Ltd.	3,042	477,475
Samsung Heavy Industries Co. Ltd.(b)	61,632	246,574
Samsung Life Insurance Co. Ltd.	7,550	423,842
Samsung SDI Co. Ltd.	5,518	3,115,065
Samsung SDS Co. Ltd.	3,138	306,621
Samsung Securities Co. Ltd.	5,933	160,560
SD Biosensor Inc.	3,746	94,773
Seegene Inc.	1,219	28,534
Shinhan Financial Group Co. Ltd.	44,776	1,298,062
SK Biopharmaceuticals Co. Ltd.(b)	2,979	168,378
SK Bioscience Co. Ltd.(b)	2,415	154,469
SK Chemicals Co. Ltd.	20	1,365
SK Hynix Inc.	54,208	3,577,727
SK IE Technology Co. Ltd.(a)(b)	2,470	126,435
SK Inc.	3,775	637,163
SK Innovation Co. Ltd.(b)	5,511	762,504
SK Square Co. Ltd.(b)	10,112	292,971
SKC Co. Ltd.(c)	2,233	193,684
S-Oil Corp.	4,721	312,568
Woori Financial Group Inc.	52,125	520,725
Yuhan Corp.	5,101	228,012
		72,911,984
Taiwan — 18.4%
Accton Technology Corp.	52,000	462,710
Acer Inc.	233,062	187,046
Advantech Co. Ltd.	45,604	496,415
Airtac International Group	14,161	439,240
ASE Technology Holding Co. Ltd.	308,484	986,608
Asia Cement Corp.	209,229	281,144
Asustek Computer Inc.	75,000	651,907
AUO Corp.	631,200	332,989
Catcher Technology Co. Ltd.	73,000	435,448
Cathay Financial Holding Co. Ltd.	799,624	1,137,911
Chailease Holding Co. Ltd.	140,465	927,123
Chang Hwa Commercial Bank Ltd.	511,164	291,098
Cheng Shin Rubber Industry Co. Ltd.	205,776	234,477
China Airlines Ltd.	308,000	183,790
China Development Financial Holding Corp.	1,542,400	673,397
China Steel Corp.	1,132,867	1,075,413
Chunghwa Telecom Co. Ltd.	387,000	1,424,512
Compal Electronics Inc.	343,000	241,540
CTBC Financial Holding Co. Ltd.	1,683,265	1,264,466
Delta Electronics Inc.	199,000	1,967,853
Security	Shares	Value

Taiwan (continued)
E Ink Holdings Inc.	77,000	$461,702
E.Sun Financial Holding Co. Ltd.	1,232,713	995,919
Eclat Textile Co. Ltd.	20,604	309,582
eMemory Technology Inc.	7,000	341,628
Eva Airways Corp.	231,000	213,083
Evergreen Marine Corp. Taiwan Ltd.	101,746	546,249
Far Eastern New Century Corp.	308,460	326,479
Far EasTone Telecommunications Co. Ltd.	142,000	313,547
Feng TAY Enterprise Co. Ltd.	48,564	296,767
First Financial Holding Co. Ltd.	1,073,100	915,975
Formosa Chemicals & Fibre Corp.	356,950	883,763
Formosa Petrochemical Corp.	116,000	319,643
Formosa Plastics Corp.	417,400	1,224,277
Fubon Financial Holding Co. Ltd.	738,748	1,467,315
Giant Manufacturing Co. Ltd.	36,269	272,512
Globalwafers Co. Ltd.	23,000	357,180
Hon Hai Precision Industry Co. Ltd.	1,232,651	4,036,052
Hotai Motor Co. Ltd.	30,000	636,528
Hua Nan Financial Holdings Co. Ltd.	871,033	645,017
Innolux Corp.	906,466	369,279
Inventec Corp.	194,980	157,339
Largan Precision Co. Ltd.	10,000	753,457
Lite-On Technology Corp.	171,032	365,008
MediaTek Inc.	154,176	3,725,478
Mega Financial Holding Co. Ltd.	1,139,455	1,186,696
Micro-Star International Co. Ltd.	73,000	294,196
momo.com Inc.	7,200	142,044
Nan Ya Plastics Corp.	476,090	1,190,780
Nan Ya Printed Circuit Board Corp.	24,000	214,910
Nanya Technology Corp.	74,000	138,093
Nien Made Enterprise Co. Ltd.	21,000	199,361
Novatek Microelectronics Corp.	60,000	587,896
Parade Technologies Ltd.	8,000	209,953
Pegatron Corp.	202,000	407,792
PharmaEssentia Corp.(b)	12,000	205,789
Pou Chen Corp.	145,000	152,721
Powerchip Semiconductor Manufacturing Corp.	308,000	337,764
President Chain Store Corp.	61,000	539,276
Quanta Computer Inc.	275,000	640,952
Realtek Semiconductor Corp.	48,140	500,461
Ruentex Development Co. Ltd.	193,381	291,915
Shanghai Commercial & Savings Bank Ltd. (The)	381,980	631,195
Shin Kong Financial Holding Co. Ltd.	1,232,033	357,888
Silergy Corp.	33,000	495,097
SinoPac Financial Holdings Co. Ltd.	1,069,215	633,898
Synnex Technology International Corp.	154,050	292,946
Taishin Financial Holding Co. Ltd.	1,078,629	533,519
Taiwan Business Bank	519,000	219,990
Taiwan Cement Corp.	594,754	655,625
Taiwan Cooperative Financial Holding Co. Ltd.	1,001,405	869,550
Taiwan High Speed Rail Corp.	167,000	157,043
Taiwan Mobile Co. Ltd.	157,000	486,299
Taiwan Semiconductor Manufacturing Co. Ltd.	2,445,000	39,266,331
Unimicron Technology Corp.	133,000	684,677
Uni-President Enterprises Corp.	477,650	1,025,186
United Microelectronics Corp.	1,143,000	1,721,740
Vanguard International Semiconductor Corp.	92,000	249,836
Voltronic Power Technology Corp.	7,000	397,280
Walsin Lihwa Corp.	249,884	384,438
Wan Hai Lines Ltd.	77,000	192,795

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Win Semiconductors Corp.	36,000	$185,478
Winbond Electronics Corp.	261,000	182,200
Wiwynn Corp.	9,000	259,721
WPG Holdings Ltd.	159,320	251,498
Yageo Corp.	35,936	546,350
Yang Ming Marine Transport Corp.	181,000	393,786
Yuanta Financial Holding Co. Ltd.	880,787	648,072
Zhen Ding Technology Holding Ltd.	71,455	279,851
		92,871,754
Thailand — 2.7%
Advanced Info Service PCL, NVDR	113,200	608,430
Airports of Thailand PCL, NVDR(b)	410,300	876,268
Asset World Corp. PCL, NVDR	985,600	177,514
B Grimm Power PCL, NVDR(c)	89,500	95,956
Bangkok Dusit Medical Services PCL, NVDR	1,056,500	910,140
Bangkok Expressway & Metro PCL, NVDR	745,500	198,345
Berli Jucker PCL, NVDR	134,000	130,973
BTS Group Holdings PCL, NVDR	716,100	171,315
Bumrungrad Hospital PCL, NVDR	62,600	404,923
Carabao Group PCL, NVDR	32,100	87,339
Central Pattana PCL, NVDR	200,200	414,162
Central Retail Corp. PCL, NVDR	206,074	253,316
Charoen Pokphand Foods PCL, NVDR	361,900	245,545
CP ALL PCL, NVDR	561,500	1,039,583
Delta Electronics Thailand PCL, NVDR	31,500	606,058
Electricity Generating PCL, NVDR	30,800	150,385
Energy Absolute PCL, NVDR	171,000	470,915
Global Power Synergy PCL, NVDR	77,100	153,229
Gulf Energy Development PCL, NVDR	303,500	459,041
Home Product Center PCL, NVDR	627,049	263,076
Indorama Ventures PCL, NVDR	184,200	223,319
Intouch Holdings PCL, NVDR	108,900	228,993
JMT Network Services PCL, NVDR	69,300	132,627
Kasikornbank PCL, NVDR(c)	55,800	229,930
Krung Thai Bank PCL, NVDR	354,250	177,775
Krungthai Card PCL, NVDR(c)	92,600	155,273
Land & Houses PCL, NVDR	884,200	241,449
Minor International PCL, NVDR(b)	324,880	285,997
Muangthai Capital PCL, NVDR	60,300	63,965
Osotspa PCL, NVDR	130,900	105,374
PTT Exploration & Production PCL, NVDR	139,810	745,469
PTT Global Chemical PCL, NVDR	203,600	278,912
PTT Oil & Retail Business PCL, NVDR	256,900	178,216
PTT Public Company Ltd., NVDR	985,000	932,067
Ratch Group PCL, NVDR	116,100	135,436
SCB X PCL, NVS	77,500	232,692
SCG Packaging PCL, NVDR	137,300	216,382
Siam Cement PCL (The), NVDR	72,500	693,237
Srisawad Corp. PCL, NVDR	77,000	99,917
Thai Oil PCL, NVDR	123,200	194,719
Thai Union Group PCL, NVDR.	280,500	136,274
True Corp. PCL, NVDR.	1,393,705	180,034
		13,584,570

Total Common Stocks — 99.0%
(Cost: $514,059,724)		500,140,748
Security	Shares	Value

Preferred Stocks

South Korea — 0.8%
Hyundai Motor Co.
Preference Shares, NVS	1,836	$117,840
Series 2, Preference Shares, NVS	3,542	223,260
LG Chem Ltd., Preference Shares, NVS	761	195,998
LG H&H Co. Ltd., Preference Shares, NVS	45	9,624
Samsung Electronics Co. Ltd., Preference Shares, NVS	80,469	3,460,300
		4,007,022
Total Preferred Stocks — 0.8%
(Cost: $4,996,781)		4,007,022

Rights

South Korea — 0.0%
HLB Inc., (Expires 12/09/22, Strike Price KRW 25,200.00)(b)	882	4,915

Switzerland — 0.0%
Kangmei Pharmaceutical Co. Ltd.	1,493	—

Total Rights — 0.0%
(Cost: $—)		4,915

Total Long-Term Investments — 99.8%
(Cost: $519,056,505)		504,152,685

Short-Term Securities

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.06%(e)(f)(g)	7,220,117	7,220,839

Total Short-Term Securities — 1.4%
(Cost: $7,217,160)		7,220,839

Total Investments — 101.2%
(Cost: $526,273,665)		511,373,524

Liabilities in Excess of Other Assets — (1.2)%		(5,876,692)

Net Assets — 100.0%		$505,496,832

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$9,197,703	$—	$(1,975,189	)(a)	$(111)	$(1,564)	$7,220,839	7,220,117	$23,152	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	4,800,000	—	(4,800,000	)(a)	—	—	—	—	13,635		—
					$(111)	$(1,564)	$7,220,839		$36,787		$—

(a)	Represents net amount purchased (sold)

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI China Index	4	12/16/22	$94	$13,481
MSCI Emerging Markets Index	12	12/16/22	590	47,373
				$60,854

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
November 30, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$21,617,718	$478,327,523	$195,507	$500,140,748
Preferred Stocks	—	4,007,022	—	4,007,022
Rights	—	4,915	—	4,915
Money Market Funds	7,220,839	—	—	7,220,839
	$28,838,557	$482,339,460	$195,507	$511,373,524
Derivative financial instruments(a)
Assets
Futures Contracts	$47,373	$13,481	$—	$60,854

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares